Goodwill (Tables)	12 Months Ended
May 31, 2022
Unique Logistics International, Inc. [Member]
Goodwill (Tables) [Line Items]
Schedule of carrying amount of goodwill
Beginning balance June 1, 2020	$4,788,129
Measurement Period Adjustment	(325,000)
Ending balance May 31, 2021 and 2022	$4,463,129